UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Address of Principal Executive Offices)  (Zip Code)

Mr. James Llewellyn

WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  404-437-7420

Date of fiscal year end:

September 30

Date of reporting period:

December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

WorldCommodity Fund

Schedule of Investments

December 31, 2010 (Unaudited)

				% Net
Shares		Country	Market Value	Assets

COMMON STOCKS

Agricultural Chemicals - Fertilizer
338	CF Industries Holdings, Inc.	USA	$ 45,681
500	Mosaic Co.	USA	38,180
			83,861	8.76%
Agricultural Production
3	JG Boswell Co.	USA	2,250
7,414	PGG Wrightson Ltd. *	New Zealand	3,181
			5,431	0.57%
Crude Petroleum & Natural Gas
4,000	Birchcliff Energy Ltd. *	Canada	38,236
9,900	Cequence Energy Ltd. *	Canada	19,443
14,077	Chinook Energy, Inc. *	Canada	30,185
15,500	Insignia Energy Ltd. *	Canada	27,956
			115,820	12.09%

Crude Petroleum Refining
2,000	Petroplus Holdings, AG *	Switzerland	26,376
10,000	Western Refining, Inc. *	USA	105,800
			132,176	13.81%
Mining - Iron Ore
1,200	Cliffs Natural Resources, Inc.	USA	93,612
100,000	WPG Resources Ltd *	Australia	73,680
			167,292	17.48%
Mining - Lead
60,000	Ivernia, Inc. *	Canada	24,048	2.51%

Mining - Precious Metals
10,000	Great Basin Gold, Inc. *	Canada	29,559
45,000	St. Andrew Goldfields Ltd. *	Canada	65,381
350,000	Starfield Resources, Inc. *	Canada	24,549
			119,489	12.48%

Resource Royalties - Mining and Energy
400	Franco-Nevada Corp.	Canada	13,331	1.39%

Transportation - Air
119	Groupe Aeroplan, Inc.	Canada	1,630	0.17%

TOTAL COMMON STOCKS (Cost $388,655)			$ 663,078	69.26%

CORPORATE NOTES
2,000	Swedish Export Credit Corp.- ELEMENTS (SM)
	Rogers International Commodity Index® -
	Agriculture Total Return (sm) Linked Securities
	Medium-Term Notes, 10/24/2022	Sweden	21,440	2.24%
2,000	Swedish Export Credit Corp.- ELEMENTS (SM)
	Rogers International Commodity Index® -
	Total Return (sm) Linked Securities
	Medium-Term Notes, 10/24/2022	Sweden	18,480	1.93%

TOTAL CORPORATE NOTES (Cost $27,236)			$ 39,920	4.17%

WARRANTS
240,000	Compton Petroleum Corp. (10/2011) *	Canada	4,810
3,600	Franco-Nevada Corp. (3/13/2012) *	Canada	19,479
3,500	Franco-Nevada Corp. - Class A (6/16/2017) *	Canada	25,601
220,000	Katanga Mining Ltd. (11/20/2011) *	Bermuda	6,613
23,000	New Gold, Inc. Class A (6/28/2017) *	Canada	65,451
420,000	New Gold, Inc. Class B (4/03/2012) *	Canada	37,876

TOTAL WARRANTS (Cost $120,987)			$ 159,830	16.70%

TOTAL INVESTMENTS (Cost $536,878)			$ 862,828	90.13%

OTHER ASSETS IN EXCESS OF LIABILITIES			$ 94,518	9.87%

NET ASSETS			$ 957,346	100.00%

* Non income producing securities

Notes to Schedule of Investments

December 31, 2010

Note 1.

SECURITY TRANSACTIONS

At December 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $631,396 amounted to $325,949 which consisted of aggregate gross unrealized appreciation of $419,427 and aggregate gross unrealized depreciation of $93,478.

Note 2.

SECURITY VALUATION

The Fund’s portfolio securities for which market quotes are available are valued each day at market value.  For securities which are traded on any national exchange, international exchange, or the NASDAQ over-the-counter market, market value is generally determined on the basis of the last reported sales price on the securities’ principal exchange prior to closing of the NYSE.  Securities for which no sale was reported are valued at the mean between the last bid and ask quotation.

Short-term investments in fixed income securities having a maturity of 60 days or less at the date of purchase are generally valued at amortized cost, which approximates market value.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Fixed income securities generally are valued by using market quotations when readily available, but may be valued on the basis of prices furnished by independent pricing services when no such market quotations exist and when the Adviser believes such prices accurately reflect the fair value of such securities.  Pricing services generally use a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fair Valued Securities

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Adviser, in accordance with procedures approved by the Board.  The following factors are generally considered in determining fair value: nature and duration of restrictions on disposing of the security; the liquidity of the security; the size of reported trades (trading volume); market values of unrestricted shares of the same or similar class; purchase price; size of the Fund’s holdings; price of similar securities of comparable companies; issuer financial data; special reports prepared by analysts; fundamental analytical data such as multiple of earnings, multiple of book value; issuer’s management; and other relevant matters.

If events materially affecting the values of the Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.

In accordance with guidance in GAAP on Fair Value Measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund.  Unobservable inputs are inputs that reflect the Fund’s own assumption about the factors market participants would use in pricing an asset or liability.  The three tier hierarchy of inputs is summarized below:

Level 1 -

quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -

significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes by major security type the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 663,078	$ -	$ -	$ 663,078
Corporate Notes	39,920	-	-	39,920
Warrants	159,830	-	-	159,830
Cash Equivalents	94,518	-	-	94,518
Total	$ 957,346	$ -	$ -	$ 957,346

Note 3.

DERIVATIVE INSTRUMENTS

Options Contracts

The Fund may purchase and sell options involving individual securities, futures and indices.  The Fund can buy and sell options for various purposes:

• to try to manage the risk that the prices of its portfolio securities and instruments may decline;

• to establish a position in the futures or options market as a temporary substitute for purchasing individual securities or instruments;

• to attempt to enhance its income or return by purchasing and selling call and put options on commodity futures, commodity indices, financial indices or securities;

• to gain exposure to price movements of various commodity sectors in accordance with the Fund's investment strategies.

An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option.  Options are sold (written) on securities and stock indices.  The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security.  The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment.  A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option.  Options are traded on organized exchanges and in the over-the-counter market.  To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks.  The purchase of options limits the Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly.  However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were affected directly.  When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.  When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument.  In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written.  Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Options Transactions

Transactions in options during the period ended December 31, 2010 were as follows:

	Number of Contracts	Premiums Paid
Options outstanding at September 30, 2010	-	-
Options purchased	-	$ -
Options written	-	-
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	-	-
Options outstanding at December 31, 2010	0	$ -

Market Values of Derivative Instruments

GAAP requires the Fund to disclose certain information about its level of derivative use.  The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of December 31, 2010:

Derivatives not accounted for as	Value as of
hedging instruments	Dec 31, 2010

Asset derivatives
Equity contracts - purchased options	$ -
Total	$ -

Liability derivatives
Equity contracts - written options	$ -
Total	$ -

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: February 28, 2011